Financial income, net	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Financial income, net

Note 14 – Financial income, net

	Year ended December 31,
	2024	2023	2022
		(in thousands)
Bank fees	$15	$11	$22
Interest income	(503)	(375)	(297)
Loss from sale of marketable debt securities	12	13	526
Change in fair value of convertible note	-	(265)	-
Foreign currency (gains) losses	(40)	36	(36)
	$(516)	$(580)	$215